Accumulated Other Comprehensive Loss, Net of Tax (Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before tax amount	$ (133)	$ (183)	$ 20
Foreign currency translation adjustments, Tax	0	0	0
Foreign currency translation adjustment, Net of tax amount	(133)	(183)	20
Foreign currency translation on pension funding adjustments, Before tax amount	44	49	(15)
Foreign currency translation on pension funding adjustments, Tax	(11)	(12)	5
Foreign currency translation on pension funding adjustments, Net of tax amount	33	37	(10)
Net actuarial (loss) gain, Before tax amount	(38)	(274)	83
Net actuarial (loss) gain, Tax	6	19	2
Net actuarial (loss) gain, Net of tax amount	(32)	(255)	85
Amortization of unrecognized actuarial loss, Before tax amount	48	48	55
Amortization of unrecognized actuarial loss, Tax	(12)	(8)	(9)
Amortization of unrecognized actuarial loss, Net of tax amount	36	40	46
Amortization of unrecognized prior service gain, Before tax amount	(18)	(4)	(5)
Amortization of unrecognized prior service gain, Tax	4	1	1
Amortization of unrecognized prior service gain, Net of tax amount	(14)	(3)	(4)
Other Comprehensive (Income) Loss, Curtailment gain before tax	(18)	2	0
Other Comprehensive (Income) Loss, Curtailment gain, tax	3	0	0
Other Comprehensive (Income) Loss, Curtailment gain, net of tax	(15)	2	0
Pension funding adjustments, Before tax amount	233	(179)	118
Pension funding adjustments, Tax	(53)	0	(1)
Pension funding adjustment, net of tax	180	(179)	117
Gain on derivatives (effective element), Net of tax amount	(31)	(25)	23
Reclassification adjustment on derivatives, Before tax amount	(3)	(10)	4
Reclassification adjustment on derivatives, Tax	0	2	(1)
Reclassification adjustment on derivatives, Net of tax amount	(3)	(8)	3
Derivative instruments adjustment, Before tax amount	(35)	(21)	25
Derivative instruments adjustment, Tax	7	4	(5)
Derivative instruments adjustment, net of tax	(28)	(17)	20
Other comprehensive income, Before tax amount	65	(383)	163
Other comprehensive income, Tax	(46)	4	(6)
Other comprehensive income (loss), net of tax	19	(379)	157
Less: Other comprehensive income attributable to noncontrolling interests, Before tax amount	10	6	0
Less: Other comprehensive income attributable to noncontrolling interests, Tax	0	0	0
Less: Other comprehensive income attributable to noncontrolling interests, Net of tax amount	10	6	0
Other comprehensive income attributable to Willis Group Holdings, Before tax amount	75	(377)	163
Other comprehensive income attributable to Willis Group Holdings, Tax	(46)	4	(6)
Comprehensive income attributable to Willis Group Holdings, Net of tax amount	29	(373)	157
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	(215)	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit), Tax	(43)	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, Net of Tax	(172)	0	0
Interest Rate Swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment on derivatives, Before tax amount	0	(5)	(5)
Reclassification adjustment on derivatives, Tax	0	1	1
Reclassification adjustment on derivatives, Net of tax amount	0	(4)	(4)
Forward Exchange Contracts [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on derivatives (effective element), Before tax amount	(38)	(31)	10
Gain on derivatives (effecitve element), Tax	7	6	(2)
Gain on derivatives (effective element), Net of tax amount	(31)	(25)	8
Reclassification adjustment on derivatives, Before tax amount	4	16	1
Reclassification adjustment on derivatives, Tax	(1)	(3)	0
Reclassification adjustment on derivatives, Net of tax amount	3	13	1
Treasury Lock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on derivatives (effective element), Before tax amount	0	0	19
Gain on derivatives (effecitve element), Tax	0	0	(4)
Gain on derivatives (effective element), Net of tax amount	0	0	15
Reclassification adjustment on derivatives, Before tax amount	(1)	(1)	0
Reclassification adjustment on derivatives, Tax	1	0	0
Reclassification adjustment on derivatives, Net of tax amount	$ 0	$ (1)	$ 0